Reconciliation of borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Reconciliation of borrowings
Summary of reconciliation of borrowings

DKK thousand	2021	2020	2019
As at January 1	0	0	0
Additions	-656,120	0	0
Transaction costs	8,214	0	0
As at December 31	-647,906	0	0